Segment Disclosures - Summary of Total Assets by Segment (Parenthetical) (Detail) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2020
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 53,643,000	$ 53,643,331	$ 53,643,331
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	52,200,000	52,200,000	52,200,000
Accumulated impairment charges to goodwill	0	0	0
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 1,400,000	$ 1,400,000	$ 1,400,000
Accumulated impairment charges to goodwill				$ 24,700,000	$ 24,700,000